Significant Accounting Policies - Revenue Recognition (Details)	6 Months Ended		12 Months Ended
	Apr. 30, 2025 USD ($) item	Apr. 30, 2024 USD ($)	Oct. 31, 2024 USD ($) product	Oct. 31, 2023 USD ($)
Disaggregation of Revenue
Number of core product areas supported by platform	7		7
Contract liabilities	$ 1,679,113		$ 1,464,476	$ 1,881,864
Customer data maintenance service period	5 years
Revenues	$ 2,012,283	$ 3,132,801	5,392,700	7,261,748
SaaS services
Disaggregation of Revenue
Revenues	1,049,996	2,135,410	1,970,450	1,930,709
Software
Disaggregation of Revenue
Revenues	80,499	5,225	3,417,039	5,322,428
Other
Disaggregation of Revenue
Revenues	$ 881,788	$ 992,166	$ 5,211	$ 8,611
Minimum | Software
Disaggregation of Revenue
Customer data maintenance service period			1 year
Maximum | Software
Disaggregation of Revenue
Customer data maintenance service period			5 years